POST-EMPLOYMENT BENEFITS - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) year	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of defined benefit plans [line items]
Contributions to pension plan	€ 56	€ 58	€ 78
Estimate of contributions expected to be paid to plan for next annual reporting period	54
Current provision for other employee benefit liabilities	19	21
Non-current provision for other employee benefit liabilities	53	67
Contributions to defined contribution plan	€ 27	€ 25	24
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation | year	21
Great Britain
Disclosure of defined benefit plans [line items]
Present value of obligation, percentage	70.50%
Fair value of assets, percentage	73.00%
Additional future funding levels to plan			€ 13
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation | year	23
Germany
Disclosure of defined benefit plans [line items]
Present value of obligation, percentage	18.50%
Fair value of assets, percentage	19.00%
Germany | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation | year	15